Note 5 - Prepaids and Other Current Assets - Components of Prepaid and Other Current Assets (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Sales tax recoverable and other current assets	$ 81,265	$ 85,658	$ 119,482
Research and development credit		1,905,593	1,287,539
Security deposits on leased properties		233,983	228,170
Prepaid expenses	750,000	711,385	322,536
Current prepayments and other current assets	$ 831,265	$ 2,936,619	$ 1,957,727